RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Years ended December 31,	2021	2020
Salaries, incentives and short-term benefits	$4,793	$4,082
Unit-based compensation expense including fair value adjustments	4,673	3,744
	$9,466	$7,826